Interim Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Comparative Figures [Abstract]
Profit before income tax	RM 19,644,963	$ 4,663,271	RM 26,240,099	$ 5,562,643
Provision for allowance for expected credit losses on trade receivables	3,377,614	801,769	368,459	78,110
Provision for allowance for expected credit losses on loan receivables	117,029	27,780
Non-cash revenue	(24,925,703)	(5,916,800)	(26,888,040)	(5,700,000)
Reversal on impairment allowance of trade receivables			(64,384)	(13,649)
Reversal on impairment allowance of other receivables	(625,137)	(148,393)
Bad debt written-off			889	189
Unrealised foreign exchange gain			(95,198)	(20,182)
Depreciation of property and equipment	222,546	52,827	178,319	37,802
Depreciation of ROU	649,091	154,080	332,249	70,433
Amortisation of intangible assets	995,845	236,391
Share based payment	1,644,554	390,380
Share option expenses	1,690,755	401,347
Director fee paid in shares	14,576,071	3,460,031	5,969,039	1,265,377
Professional fees	1,098,219	260,692	1,419,630	300,948
Loss on disposal of financial assets, at fair value through profit and loss	(138,570)	(32,893)
Interest expense	49,958	11,859	28,773	6,102
Interest income	(19,435)	(4,613)	(3,771)	(799)
Operating cash flow before movement in working capital	18,357,800	4,357,728	7,486,063	1,586,974
Trade receivables	(25,325,004)	(6,011,585)	(22,445,321)	(4,758,187)
Other receivables	20,414,035	4,845,832	(5,908,844)	(1,252,617)
Deposits and prepayment	(3,774,718)	(896,033)	1,189,669	252,198
Loan receivables	(73,396,017)	(17,422,560)	(26,570,247)	(5,632,631)
Trade and other payables	19,819,810	4,704,776	1,642,931	348,285
Contract liabilities	48,168,158	11,434,035
Cash generated from/(used in) operations	4,264,064	1,012,193	(44,605,749)	(9,455,978)
Income tax paid	(182,492)	(43,319)	(371,443)	(78,742)
Net cash generated from/(used in) operating activities	4,081,572	968,874	(44,977,192)	(9,534,720)
Acquisition of property and equipment	(2,562,064)	(608,176)	(746,681)	(158,289)
Purchase of intangible assets	(20,681,021)	(4,909,208)	(3,137,840)	(665,191)
Interest received	19,435	4,613	3,771	799
Acquisition of financial assets measured at fair value through other comprehensive income	(178,176,667)	(42,295,124)
Proceeds from disposal of financial assets measured at fair value through other comprehensive income	9,680,659	2,297,970	9,011,505	1,910,350
Net cash used in investing activities	(191,719,658)	(45,509,925)	5,130,755	1,087,669
Proceeds from issuance of share capital	160,514,477	38,102,518	29,107,413	6,170,485
Proceeds from following public offering, net of issuance costs			10,915,837	2,314,050
Interest paid	(49,958)	(11,859)	(28,773)	(6,102)
Repayment of bank borrowings	(39,100)	(9,281)	(77,519)	(16,433)
Advance to/from related parties	14,007,428	3,325,048	(1,300,359)	(275,663)
Repayment of operating lease	(635,970)	(150,965)	(318,225)	(67,461)
Contribution from non-controlling interest			618,924	131,206
Net cash generated from financing activities	173,796,877	41,255,461	38,917,298	8,250,082
Net decrease in cash and cash equivalents	(13,841,209)	(3,285,590)	(929,139)	(196,969)
Effect of foreign exchange	(12,730,189)	(2,526,311)	2,164,575	431,472
Cash and bank balances at beginning of the period	36,214,258	8,100,899	4,637,279	1,010,455
Cash and bank balances at end of the period	9,642,860	2,288,998	5,872,715	1,244,958
Non-cash revenue	(24,925,703)	(5,916,800)	(26,888,040)	(5,700,000)
Professional fees	1,098,219	260,692	1,419,630	300,948
Share based payment	1,644,554	390,380
Share option expenses	1,690,755	401,347
Director fee paid in shares	14,576,071	3,460,031	5,969,039	1,265,377
Acquisition of financial assets measured at fair value through other comprehensive income (Quantgold Data Group Limited), as disclosed in Note 4 (8)	126,381,000	30,000,000
Acquisition of financial assets measured at fair value through other comprehensive income (Sagtec Global Limited), as disclosed in Note 4 (3)	RM 8,917,443	$ 2,116,800